Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (258.5)	$ (106.9)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	42.9	42.7
Amortization	107.8	109.2
Deferred income taxes	(7.7)	(8.3)
Amortization of debt discount and issuance costs	9.0	21.2
Loss on extinguishment of debt	174.0	0.0
Asset impairment	21.7	0.0
Changes in operating working capital	(102.1)	(104.2)
Other	27.3	(11.8)
Net cash provided by (used for) operating activities	14.4	(58.1)
Cash flows from investing activities:
Capital expenditures	(21.3)	(27.9)
Investments in capitalized software	(4.9)	(15.5)
Proceeds from disposition of property, plant and equipment	0.0	5.0
Net cash used for investing activities	(26.2)	(38.4)
Cash flows from financing activities:
Borrowings from ABL revolving credit facility	324.2	381.8
Repayments of ABL revolving credit facility	(370.5)	(462.2)
Proceeds from short-term borrowings	22.0	0.0
Repayment of short-term borrowings	(3.8)	0.0
Proceeds from the issuance of 10.00% Notes	0.0	114.2
Borrowing on Term Loan, net of discount	2,189.0	0.0
Repayment of Prior Notes	(1,370.0)	0.0
Payment of redemption premiums	(75.0)	0.0
Payment of debt issuance costs	(11.2)	0.0
Proceeds from reverse recapitalization, net	1,832.5	0.0
Payment to Vertiv Stockholder	(341.6)	0.0
Other financing	(2.3)	0.0
Net cash provided by financing activities	112.3	33.8
Effect of exchange rate changes on cash and cash equivalents	(1.9)	(3.1)
Increase (decrease) in cash, cash equivalents and restricted cash	98.6	(65.8)
Beginning cash, cash equivalents and restricted cash	233.7	225.3
Ending cash, cash equivalents and restricted cash	332.3	159.5
Changes in operating working capital
Accounts receivable	(76.5)	42.4
Inventories	(64.5)	43.2
Other current assets	8.0	(32.3)
Accounts payable	20.8	(161.4)
Accrued expenses and other liabilities	(2.8)	(1.2)
Income taxes	12.9	5.1
Term Loan due 2027
Cash flows from financing activities:
Repayments of Term Loan and Prior Term Loan	(11.0)	0.0
Term Loan due 2023
Cash flows from financing activities:
Repayments of Term Loan and Prior Term Loan	$ (2,070.0)	$ 0.0